Cover Page	Oct. 22, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 22, 2024
Entity Information [Line Items]
Entity Registrant Name	KIMBERLY-CLARK CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	1-225
Entity Tax Identification Number	39-0394230
Entity Information [Line Items]
Entity Address, Address Line One	P.O. Box 619100
Entity Address, City or Town	Dallas,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75261-9100
City Area Code	(972)
Local Phone Number	281-1200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	KMB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000055785
Amendment Flag	false